Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2025
Basis of Presentation and General Information
Schedule of the vessel owning companies (the "Danaos Subsidiaries")

Container vessels:

Company	Date of Incorporation	Vessel Name	Year Built	TEU (1)
Megacarrier (No. 1) Corp.	September 10, 2007	Kota Peony	2012	13,100
Megacarrier (No. 2) Corp.	September 10, 2007	Kota Primrose	2012	13,100
Megacarrier (No. 3) Corp.	September 10, 2007	Kota Plumbago	2012	13,100
Megacarrier (No. 4) Corp.	September 10, 2007	Speed	2012	13,100
Megacarrier (No. 5) Corp.	September 10, 2007	Ambition	2012	13,100
CellContainer (No. 6) Corp.	October 31, 2007	Express Berlin	2011	10,100
CellContainer (No. 7) Corp.	October 31, 2007	Express Rome	2011	10,100
CellContainer (No. 8) Corp.	October 31, 2007	Express Athens	2011	10,100
Karlita Shipping Co. Ltd.	February 27, 2003	Pusan C	2006	9,580
Ramona Marine Co. Ltd.	February 27, 2003	Le Havre	2006	9,580
Oceancarrier (No. 2) Corp.	October 15, 2020	Bremen	2009	9,012
Oceancarrier (No. 3) Corp.	October 15, 2020	C Hamburg	2009	9,012
Blackwell Seaways Inc.	January 9, 2020	Niledutch Lion	2008	8,626
Oceancarrier (No.1) Corp.	February 19, 2020	Kota Manzanillo	2005	8,533
Springer Shipping Co.	April 29, 2019	Belita	2006	8,533
Teucarrier (No. 1) Corp.	January 31, 2007	CMA CGM Attila	2011	8,530
Teucarrier (No. 2) Corp.	January 31, 2007	CMA CGM Tancredi	2011	8,530
Teucarrier (No. 3) Corp.	January 31, 2007	CMA CGM Bianca	2011	8,530
Teucarrier (No. 4) Corp.	January 31, 2007	CMA CGM Samson	2011	8,530
Teucarrier (No. 5) Corp.	September 17, 2007	CMA CGM Melisande	2012	8,530
Oceanew Shipping Ltd.	January 14, 2002	Europe	2004	8,468
Oceanprize Navigation Ltd.	January 21, 2003	America	2004	8,468
Rewarding International Shipping Inc.	October 1, 2019	Kota Santos	2005	8,463
Teushipper (No 1) Corp.	March 14, 2022	Catherine C	2024	8,010
Teushipper (No 2) Corp.	March 14, 2022	Greenland	2024	8,010
Teushipper (No 3) Corp.	March 14, 2022	Greenville	2024	8,010
Teushipper (No 4) Corp.	March 14, 2022	Greenfield	2024	8,010
Boxsail (No. 1) Corp	March 4, 2022	Interasia Accelerate	2024	7,165
Boxsail (No. 2) Corp	March 4, 2022	Interasia Amplify	2024	7,165
Boxcarrier (No. 1) Corp.	June 27, 2006	CMA CGM Moliere	2009	6,500
Boxcarrier (No. 2) Corp.	June 27, 2006	CMA CGM Musset	2010	6,500
Boxcarrier (No. 3) Corp.	June 27, 2006	CMA CGM Nerval	2010	6,500
Boxcarrier (No. 4) Corp.	June 27, 2006	CMA CGM Rabelais	2010	6,500
Boxcarrier (No. 5) Corp.	June 27, 2006	Racine	2010	6,500
Expresscarrier (No. 1) Corp.	March 5, 2007	YM Mandate	2010	6,500
Expresscarrier (No. 2) Corp.	March 5, 2007	YM Maturity	2010	6,500
Actaea Company Limited	October 14, 2014	Zim Savannah	2002	6,402
Asteria Shipping Company Limited	October 14, 2014	Dimitra C	2002	6,402
Boxsail (No. 3) Corp.	March 4, 2022	Phoebe (2)	2025	6,014
Averto Shipping S.A.	June 12, 2015	Suez Canal	2002	5,610
Sinoi Marine Ltd.	June 12, 2015	Kota Lima	2002	5,544
Oceancarrier (No. 4) Corp.	July 6, 2021	Wide Alpha	2014	5,466
Oceancarrier (No. 5) Corp.	July 6, 2021	Stephanie C	2014	5,466
Oceancarrier (No. 6) Corp.	July 6, 2021	Maersk Euphrates	2014	5,466
Oceancarrier (No. 7) Corp.	July 6, 2021	Wide Hotel	2015	5,466
Oceancarrier (No. 8) Corp.	July 6, 2021	Wide India	2015	5,466
Oceancarrier (No. 9) Corp.	July 6, 2021	Wide Juliet	2015	5,466
Continent Marine Inc.	March 22, 2006	Monaco	2009	4,253
Medsea Marine Inc.	May 8, 2006	Dalian	2009	4,253
Blacksea Marine Inc.	May 8, 2006	Zim Luanda	2009	4,253
Bayview Shipping Inc.	March 22, 2006	Rio Grande	2008	4,253
Channelview Marine Inc.	March 22, 2006	Merve A	2008	4,253
Balticsea Marine Inc.	March 22, 2006	Kingston	2008	4,253
Seacarriers Services Inc.	June 28, 2005	Seattle C	2007	4,253
Seacarriers Lines Inc.	June 28, 2005	Vancouver	2007	4,253
Containers Services Inc.	May 30, 2002	Tongala	2004	4,253
Containers Lines Inc.	May 30, 2002	Derby D	2004	4,253
Boulevard Shiptrade S.A	September 12, 2013	Dimitris C	2001	3,430
Wellington Marine Inc.	January 27, 2005	Singapore	2004	3,314
Auckland Marine Inc.	January 27, 2005	Colombo	2004	3,314
CellContainer (No. 4) Corp.	March 23, 2007	Express Spain	2011	3,400
CellContainer (No. 5) Corp.	March 23, 2007	Express Black Sea	2011	3,400
CellContainer (No. 1) Corp.	March 23, 2007	Express Argentina	2010	3,400
CellContainer (No. 2) Corp.	March 23, 2007	Express Brazil	2010	3,400
CellContainer (No. 3) Corp.	March 23, 2007	Express France	2010	3,400
Vilos Navigation Company Ltd.	May 30, 2013	Zebra	2001	2,602
Sarond Shipping Inc.	January 18, 2013	Artotina	2001	2,524
Speedcarrier (No. 7) Corp.	December 6, 2007	Highway	1998	2,200
Speedcarrier (No. 6) Corp.	December 6, 2007	Progress C	1998	2,200
Speedcarrier (No. 8) Corp.	December 6, 2007	Bridge	1998	2,200
Speedcarrier (No. 1) Corp.	June 28, 2007	Phoenix D	1997	2,200
Speedcarrier (No. 2) Corp.	June 28, 2007	Advance	1997	2,200
Speedcarrier (No. 5) Corp.	June 28, 2007	Future	1997	2,200
Speedcarrier (No. 4) Corp.	June 28, 2007	Sprinter	1997	2,200
Vessels under construction
Boxsail (No. 4) Corp.	March 4, 2022	Hull No. CV5900-08 (3)	2025	6,014
Boxline (No. 8) Corp	June 6, 2025	Hull No. CV5900-09	2027	6,014
Boxline (No. 1) Corp.	June 7, 2023	Hull No. YZJ2023-1556	2026	8,258
Boxline (No. 2) Corp.	June 7, 2023	Hull No. YZJ2023-1557	2026	8,258
Boxline (No. 3) Corp.	February 2, 2024	Hull No. YZJ2024-1612	2026	8,258
Boxline (No. 4) Corp.	February 2, 2024	Hull No. YZJ2024-1613	2027	8,258
Boxline (No. 5) Corp.	March 8, 2024	Hull No. YZJ2024-1625	2027	8,258
Boxline (No. 6) Corp.	March 8, 2024	Hull No. YZJ2024-1626	2027	8,258
Boxline (No. 7) Corp.	May 30, 2024	Hull No. YZJ2024-1668	2027	8,258
Boxsail (No. 5) Corp.	June 13, 2024	Hull No. C9200-07	2027	9,200
Boxsail (No. 6) Corp.	June 13, 2024	Hull No. C9200-08	2027	9,200
Boxsail (No. 7) Corp.	June 13, 2024	Hull No. C9200-09	2027	9,200
Boxsail (No. 8) Corp.	June 13, 2024	Hull No. C9200-10	2027	9,200
Boxsail (No. 9) Corp.	June 13, 2024	Hull No. C9200-11	2027	9,200
Boxsail (No. 10) Corp.	June 13, 2024	Hull No. H2596	2027	9,200
Boxsail (No. 11) Corp.	June 13, 2024	Hull No. H2597	2027	9,200
(1)	Twenty-feet equivalent unit, the international standard measure for containers and container vessels capacity.
(2)	The vessel ‘Phoebe’ was delivered during the first quarter of 2025.
(3)	The vessel is expected to be delivered during the fourth quarter of 2025.

Schedule of Dry Bulk Vessels

Company	Date of Incorporation	Vessel Name	Year Built	DWT(1)
Bulk No. 1 Corp.	July 14, 2023	Integrity	2010	175,996
Bulk No. 2 Corp.	July 14, 2023	Achievement	2011	175,850
Bulk No. 3 Corp.	July 14, 2023	Ingenuity	2011	176,022
Bulk No. 4 Corp.	July 14, 2023	Genius	2012	175,580
Bulk No. 5 Corp.	July 14, 2023	Peace	2010	175,858
Bulk No. 6 Corp.	September 15, 2023	W Trader	2009	175,879
Bulk No. 7 Corp.	September 25, 2023	E Trader	2009	175,886
Bulk No. 8 Corp.	January 31, 2024	Danaos	2011	176,536
Bulk No. 9 Corp.	February 2, 2024	Gouverneur	2010	178,043
Bulk No. 10 Corp.	February 15, 2024	Valentine	2011	175,125
(1)	DWT, dead weight tons, the international standard measure for drybulk vessels capacity.